Property and Equipment	12 Months Ended
Dec. 31, 2020
Gemini Direct Investment LLC and Subsidiaries [Member]
Property and Equipment

4. PROPERTY AND EQUIPMENT

Property and equipment consists of the following at December 31, 2020 and 2019:

	2020	2019
PROPERTY AND EQUIPMENT
Software	$14,758,077	$13,498,355
Mobile app	539,325	539,325
Equipment	1,726,296	1,577,563
Backup data center	607,825	607,825
Furniture and fixtures	663,838	663,838
Website design	2,527,138	2,254,497
Advanced retail segmentation	99,912	99,912
Fixed asset in progress	32,334	33,395

	20,954,745	19,274,710
Less: accumulated depreciation	(15,124,413)	(13,138,367)
NET PROPERTY AND EQUIPMENT	$5,830,332	$6,136,343

Depreciation and amortization expense was $1,986,050 and $2,005,743 for the years ended December 31, 2020 and 2019, respectively. These amounts include amortization of capitalized software development costs as described in Note 2.